CAPITAL RISK MANAGEMENT - Narrative (Details)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Apr. 03, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Target debt-leverage ratio	3.5
Long-term debt	$ 38,200,000,000	$ 39,755,000,000
Canada Infrastructure Bank Credit Facility due 2052 1.000%
Disclosure of detailed information about business combination [line items]
Long-term debt	64,000,000
Shaw Communications Inc.
Disclosure of detailed information about business combination [line items]
Maximum borrowing capacity	$ 6,000,000,000		$ 6,000,000,000